PGIM INVESTMENTS | Bringing you the investment managers of Prudential Financial, Inc.
Prudential Jennison Diversified Growth Fund
Formerly Prudential Jennison Conservative Growth Fund

A: TBDAX	B: TBDBX	C: TBDCX	Q: TBDQX	Z: TBDZX
SUMMARY PROSPECTUS  |  September 27, 2017
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.pgiminvestments.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated September 27, 2017, as supplemented and amended from time to time, and the Fund's most recent shareholder report, dated July 31, 2017, are all incorporated by reference into (legally made a part of) this Summary Prospectus.
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential mutual funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 22 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 42 of the Fund's Prospectus and in Rights of Accumulation on page 43 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1%	5%	1%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None
Redemption fee	None	None	None	None	None
Exchange fee	None	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	$15	None	None*
*  Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
Other expenses(1)	0.31%	1.45%	0.27%	15.58%	15.73%
Total annual Fund operating expenses	1.31%	3.15%	1.97%	16.28%	16.43%
Fee waiver and/or expense reimbursement	(0.05)%	(0.89)%	None	(15.28)%	(15.43)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	1.26%	2.26%	1.97%	1.00%	1.00%
(1) Other expenses are based on estimates.
(2) PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Q shares and 1.00% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund’s Board of Trustees.
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(3) The distributor of the Fund has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$938	$1,224	$2,038	$671	$938	$1,224	$2,038
Class B	$729	$1,188	$1,672	$2,758	$229	$888	$1,572	$2,758
Class C	$300	$618	$1,062	$2,296	$200	$618	$1,062	$2,296
Class Q	$102	$3,117	$5,490	$9,442	$102	$3,117	$5,490	$9,442
Class Z	$102	$3,140	$5,523	$9,469	$102	$3,140	$5,523	$9,469
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 181% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund seeks investments that will increase in value. To achieve the Fund’s investment objective, the subadviser purchases stocks of large companies it believes will experience earnings growth at a rate faster than that of the Russell 1000 Index. To identify above-average growth prospects, the subadviser conducts research to determine company, industry, and sector fundamentals and prospectus over intermediate and longer terms projecting how industries and businesses will change over time.
The market capitalization within the range will vary, but as of July 31, 2017, the average market capitalization of companies included in the Russell 1000 Index was approximately $157 billion, and the market capitalization of the largest company included in the Russell 1000 Index was approximately $775.5 billion. The subadviser normally invests at least 80% of the Fund’s investable assets in equity and equity-related securities of companies with market capitalizations comparable to those found in the Russell 1000 Index (measured at the time of purchase). For the purposes of selecting securities for the Fund, comparable market capitalization is defined as those within the range of market captializations of companies included in the Russell 1000 Index. The Fund may actively and frequently trade its portfolio securities.
The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies with attractive valuations and sustainable above-average growth in revenues, earnings, and cash flows. The subadviser supplements this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser’s fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to an index.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.
Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance. The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.

Best Quarter:		Worst Quarter:
15.03%	3rd Quarter 2009	-22.56%	4th Quarter 2008

1 These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver in effect through November 30, 2019, the annual returns would have been lower, too. The total return of the Fund’s Class A shares from January 1, 2017 to June 30, 2017 was 10.91%.
Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Return Before Taxes	One Year	Five Years	Ten Years
Class B shares	1.57%	12.75%	6.30%
Class C shares	5.45%	12.87%	6.30%
Class Q shares*	N/A	N/A	N/A
Class Z shares*	N/A	N/A	N/A

Class A Shares % (including sales charges)
Return Before Taxes	1.43%	12.41%	6.49%
Return After Taxes on Distributions	0.66%	10.97%	5.55%
Return After Taxes on Distribution and Sale of Fund Shares	1.46%	9.68%	5.11%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
*Average annual total returns are not shown for either Class Q shares or Class Z shares, because Class Q shares and Class Z shares are new. Performance for Class Q shares and Class Z shares will be included after Class Q shares and Class Z shares have been in existence for a full calendar year.
Index % (reflects no deduction for fees, expenses or taxes)
Russell 1000 Growth Index	7.08%	14.50%	8.33%

Lipper Average % (reflects no deduction for sales charges or taxes)
Lipper Large-Cap Growth Funds Average*	1.79%	13.03%	7.10%
Lipper Large-Cap Core Funds Average*	10.04%	13.14%	6.14%
* The Fund is compared to the Lipper Large-Cap Growth Funds Performance Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance Universe. The Lipper Large-Cap Growth Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Jennison Associates LLC	Blair A. Boyer	Managing Director	September 2005
		Michael A. Del Balso	Managing Director	October 2005
		Kathleen A. McCarragher	Managing Director	September 2005
		Jason T. McManus	Managing Director	March 2010
BUYING AND SELLING FUND SHARES
	Class A	Class C	Class Q	Class Z
Minimum initial investment*	$2,500	$2,500	Institutions: $5 million Group Retirement Plans: None	Institutions: $5 million Group Retirement Plans: None
Minimum subsequent investment*	$100	$100	None	None
*Note: Class B shares are closed to new purchases except for exchanges from Class B shares of another fund. Please see “How to Buy, Sell and Exchange Fund Shares—Closure of Class B Shares” in the Prospectus for more information.
For Class A and Class C shares, the minimum initial investment for retirement accounts and custodial accounts for minors is $1,000 and the minimum subsequent investment is $100. For Class A and Class C shares, the minimum initial and subsequent investment for Automatic Investment Plan purchases is $50. Class Q shares are generally not available for purchase by individuals. Class Z shares may be purchased by certain individuals, subject to minimum investment and/or other requirements. Please see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Qualifying for Class Q Shares,” and “—Qualifying for Class Z Shares” in the Prospectus for purchase eligibility requirements.
Your financial intermediary may impose different investment minimums. You can purchase or redeem shares on any business day that the Fund is open through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.pgiminvestments.com
MF503A